Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued interest	$ 57,591,492	$ 49,989,414
Accrued separation expense	10,675,814	5,862,500
Other accrued expenses	3,535,457	5,076,951
Accrued expenses and other current liabilities	$ 71,802,763	$ 60,928,865